UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2013

Item 1. Schedule of Investments.

BearlyBullish Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 96.2%
	BASIC MATERIALS – 7.2%
2,243	CF Industries Holdings, Inc.	$522,709
75,240	Eldorado Gold Corp.	428,115
14,270	Potash Corp. of Saskatchewan, Inc.	470,339
3,390	Praxair, Inc.	440,802
		1,861,965
	COMMUNICATIONS – 8.1%
1,362	Amazon.com, Inc.*	543,152
7,268	eBay, Inc.*	398,941
475	Google, Inc. - Class A*	532,337
15,000	Yahoo!, Inc.*	606,600
		2,081,030
	CONSUMER, CYCLICAL – 9.6%
3,500	Mohawk Industries, Inc.*	521,150
5,022	Starbucks Corp.	393,675
8,740	VF Corp.	544,852
3,354	Whirlpool Corp.	526,108
8,366	Williams-Sonoma, Inc.	487,570
		2,473,355
	CONSUMER, NON-CYCLICAL – 9.5%
5,649	AmerisourceBergen Corp.	397,181
4,836	Humana, Inc.	499,172
703	Mastercard, Inc. - Class A	587,328
3,123	Perrigo Co.	479,256
14,554	Zoetis, Inc.	475,770
		2,438,707
	ENERGY – 9.1%
5,051	Anadarko Petroleum Corp.	400,645
3,051	EOG Resources, Inc.	512,080
45,000	Kodiak Oil & Gas Corp.*	504,450
5,815	National Oilwell Varco, Inc.	462,467
2,492	Pioneer Natural Resources Co.	458,703
		2,338,345
	FINANCIAL – 25.9%
5,506	American Express Co.	499,559
24,533	American International Group, Inc.	1,252,410
75,165	Bank of America Corp.	1,170,319
9,241	Citigroup, Inc.	481,548
87,152	Genworth Financial, Inc. - Class A*	1,353,471
8,327	JPMorgan Chase & Co.	486,963
9,715	MetLife, Inc.	523,833
4,741	Travelers Cos., Inc.	429,250

BearlyBullish Fund
SCHEDULE OF INVESTMENTS – Continued
As of December 31, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
10,285	Wells Fargo & Co.	$466,939
		6,664,292
	INDUSTRIAL – 16.6%
6,433	Eaton Corp. PLC	489,680
7,191	Flowserve Corp.	566,867
12,183	Fortune Brands Home & Security, Inc.	556,763
15,372	Leggett & Platt, Inc.	475,610
30,100	Louisiana-Pacific Corp.*	557,151
24,000	Masco Corp.	546,480
14,315	Textron, Inc.	526,219
19,000	USG Corp.*	539,220
		4,257,990
	TECHNOLOGY – 10.2%
2,103	Apple, Inc.	1,180,014
30,900	NVIDIA Corp.	495,018
7,042	SanDisk Corp.	496,743
5,333	Western Digital Corp.	447,439
		2,619,214
	TOTAL COMMON STOCKS (Cost $17,453,691)	24,734,898

	SHORT-TERM INVESTMENTS – 3.9%
995,308	Fidelity Institutional Money Market Fund, 0.05%1	995,308

	TOTAL SHORT-TERM INVESTMENTS (Cost $995,308)	995,308

	TOTAL INVESTMENTS – 100.1% (Cost $18,448,999)	25,730,206
	Liabilities in Excess of Other Assets – (0.1)%	(31,032)

	TOTAL NET ASSETS – 100.0%	$25,699,174

PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Note 1 – Organization
BearlyBullish Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund seeks to achieve long-term capital appreciation.  The Fund is authorized to issue two classes of shares: Investor Class and Institutional Class. The Fund’s Investor Class shares commenced investment operations on June 15, 2011. As of December 31, 2013, the Fund’s Institutional Class shares are not available for investment.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Tax Information
At December 31, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$18,506,254

Gross unrealized appreciation	$7,353,456
Gross unrealized depreciation	(129,504)

Net unrealized appreciation on investments	$7,223,952

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

BearlyBullish Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
December 31, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Investments, at Value:
Common Stocks*	$24,734,898	$-	$-	$24,734,898
Short-Term Investments	995,308			995,308
Total Investments, at Value	$25,730,206	$-	$-	$25,730,206

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

**	The Fund did not hold any Level 2 or 3 securities at period end.

Transfers are recognized at the end of the period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	2/27/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	2/27/14

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	2/27/14